Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2020
Miscellaneous current assets [abstract]
Disclosure of other current assets
The composition of other current assets is shown below:

(in thousands)	Note	June 30 2020	December 31 2019
Non-revolving term loan		$532	$431
Prepaid expenses		3,159	1,492
Class action settlement recoverable	27	41,500	41,500
Other		76	81

Total other current assets		$45,267	$43,504